Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 97.9%	Par	Value
General Obligation Bonds – 16.0%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041	$2,680,000	$1,905,293
2.13%, 06/01/2042	2,750,000	1,913,722
2.13%, 06/01/2043	2,825,000	1,922,449
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,587,035
1.75%, 09/01/2038	6,250,000	4,466,163
Cass County Missouri Reorganized School District No R-2/MO, 2.00%, 03/01/2039	3,375,000	2,485,422
Chicago Illinois Park District, 5.00%, 01/01/2044	9,000,000	9,417,625
City of Raleigh NC, 3.70%, 02/01/2034 (a)	1,270,000	1,270,000
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,790,289
4.00%, 10/01/2038	6,000,000	6,338,559
Del Valle Independent School District TX
2.00%, 06/15/2038	10,135,000	7,553,841
2.00%, 06/15/2039	3,085,000	2,248,363
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,298,284
1.88%, 06/01/2040	3,575,000	2,426,248
Fort Worth Texas, 2.00%, 03/01/2039	6,475,000	4,682,044
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,241,071
2.00%, 02/15/2040	1,745,000	1,232,227
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,124,505
2.00%, 06/01/2039	1,585,000	1,156,604
Illinois State
5.00%, 11/01/2024	3,470,000	3,498,390
5.00%, 12/01/2025	4,050,000	4,153,323
5.25%, 02/01/2033	4,325,000	4,330,297
4.00%, 10/01/2033	1,700,000	1,747,996
6.73%, 04/01/2035	6,461,538	6,817,203
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	2,947,490
Knox Tennesee, 3.05%, 06/01/2035	4,905,000	4,778,568
Lewiston Maine
1.75%, 02/15/2038	1,270,000	902,422
1.75%, 02/15/2039	1,270,000	874,676
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,631,334
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,328,450
New York City New York, 5.00%, 08/01/2038	5,500,000	5,664,717
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	5,833,146
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	3,025,371
Sarpy Nebraska, 1.75%, 06/01/2036	2,710,000	2,029,605
Seaside School District No 10, 5.45%, 06/15/2040 (b)	6,825,000	3,352,925
State of Texas, 4.00%, 10/01/2032	12,900,000	12,807,226
Suffolk Virginia
1.88%, 02/01/2038	1,645,000	1,221,200
1.88%, 02/01/2040	1,385,000	972,255
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,634,310
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,671,938
2.13%, 10/15/2039	4,455,000	3,394,095
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	920,531
Willis Texas Independent School District
2.00%, 02/15/2038	1,525,000	1,143,635
2.00%, 02/15/2039	1,500,000	1,089,994
		142,830,841

Revenue Bonds – 81.9%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,310,000	5,491,580
4.00%, 02/15/2038	5,940,000	6,084,877
Austin Texas, 7.88%, 09/01/2026	3,225,000	3,251,872
Bartow County Georgia Development Authority, 3.95%, 12/01/2032 (a)	6,295,000	6,378,528
Black Belt Energy Gas District
3.99% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	24,000,000	23,248,658
4.00%, 10/01/2052 (a)	7,000,000	7,038,473
Board of Governors of Colorado State University System, 4.00%, 03/01/2036	3,255,000	3,339,471
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	10,495,388
California Community Choice Financing Authority
5.00%, 03/01/2029	4,280,000	4,493,349
4.09% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,000,000	4,593,333
California Earthquake Authority, 5.60%, 07/01/2027	10,000,000	10,081,028
Central Plains Energy Project
5.76% (SOFR + 2.18%), 05/01/2053	10,000,000	10,272,938
5.00%, 05/01/2053 (a)	7,670,000	8,118,879
Chandler Industrial Development Authority, 5.00%, 06/01/2049 (a)	23,500,000	23,525,717
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	3,200,000	3,614,762
5.25%, 04/01/2037	3,700,000	4,140,348
5.25%, 04/01/2040	3,250,000	3,565,664
Chicago Illinois Waterworks Revenue, 5.00%, 11/01/2044	4,095,000	4,112,565
City of Houston TX Combined Utility System Revenue, 3.97%, 05/15/2034 (a)	10,000,000	10,000,000
Clark County Nevada, 2.10%, 06/01/2031	4,960,000	4,278,620
Clayton County Development Authority, 5.00%, 07/01/2032	15,755,000	15,670,488
Colorado Health Facilities Authority, 5.00%, 12/01/2035	7,715,000	7,750,055
Connecticut State Health & Educational Facilities Authority, 3.35%, 07/01/2042 (a)	1,335,000	1,335,000
Delaware Valley Regional Finance Authority
4.53% (1 mo. LIBOR US + 0.88%), 09/01/2048 (c)	5,000,000	5,000,000
4.04% (SIFMA Municipal Swap Index + 0.40%), 03/01/2057	3,000,000	2,940,998
Du Page Illinois, 3.00%, 05/15/2047	7,680,000	5,758,955
Durham Housing Authority, 3.92%, 12/01/2061 (a)	4,900,000	4,900,000
Farmington New Mexico, 1.80%, 04/01/2029	15,000,000	13,292,994
Gainesville Florida Utilities System Revenue, 4.00%, 10/01/2042 (a)	3,235,000	3,235,000
Grand Forks North Dakota
6.63%, 12/15/2031 (d)(e)	5,000,000	150,000
9.00%, 06/15/2044 (d)(e)	2,500,000	75,000
Henrico County Virginia Economic Development Authority, 3.80%, 08/23/2027 (a)	750,000	750,000
Illinois State Toll Highway Authority
5.00%, 01/01/2031	3,000,000	3,000,000
5.00%, 01/01/2038	14,150,000	14,150,000
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,825,156	3,658,759
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034 (a)	2,500,000	2,502,778
JEA Electric System Revenue, 5.58%, 10/01/2027	5,690,000	5,748,254
Kentucky Public Energy Authority
4.98% (V1 Month LIBOR USD + 1.30%), 12/01/2049 (c)	4,100,000	4,103,298
4.00%, 12/01/2049 (a)	1,585,000	1,591,115
Lancaster Ohio Port Authority, 5.00%, 08/01/2049 (a)	13,565,000	13,685,626
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,021,344
5.00%, 06/15/2028	2,280,000	2,334,682
Lehigh Pennsylvania, 4.74% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,615,000	9,506,728
Los Angeles California Department of Airports
4.00%, 05/15/2041	3,660,000	3,611,700
4.00%, 05/15/2042	7,950,000	7,834,675
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	17,918,719
Main Street Natural Gas, Inc.
5.28% (SOFR + 1.70%), 12/01/2053	28,500,000	28,895,010
5.00%, 12/01/2054 (a)	5,000,000	5,370,829
Maricopa County Arizona Industrial Development Authority, 4.21% (SIFMA Municipal Swap Index + 0.57%), 01/01/2035	5,090,000	5,083,765
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	12,555,000	10,399,718
Maryland Community Development Administration, 2.41%, 07/01/2043	5,000,000	3,504,635
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	2,938,761
Massachusetts Bay Transportation Authority Sales Tax Revenue, 4.00%, 07/01/2038	3,205,000	3,320,585
Massachusetts Health & Educational Facilities Authority, 3.30%, 07/01/2027 (a)	15,000,000	15,000,000
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	3,055,000	3,054,872
Metropolitan Pier & Exposition Authority
5.79%, 06/15/2036 (b)	5,000,000	3,194,306
4.30%, 06/15/2037 (b)	10,165,000	6,153,711
5.17%, 12/15/2037 (b)	20,365,000	12,009,236
Metropolitan Transportation Authority
5.00%, 11/15/2032	5,050,000	5,089,939
5.25%, 11/15/2044	5,000,000	5,015,507
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,749,396
Miami-Dade County Florida Expressway Authority
6.49% (1 mo. Term SOFR + 1.05%), 07/01/2026	4,385,000	4,405,161
6.49% (1 mo. Term SOFR + 1.05%), 07/01/2029	5,260,000	5,289,514
6.49% (1 mo. Term SOFR + 1.05%), 07/01/2032	8,260,000	8,308,783
5.00%, 07/01/2040	4,000,000	4,012,344
Miami-Dade Florida Aviation Revenue
5.00%, 10/01/2024	10,000,000	10,004,838
5.00%, 10/01/2036	3,595,000	3,607,482
New Hope Texas Cultural Education Facilities Finance Corp.
5.00%, 07/01/2031 (d)	1,080,000	378,000
5.25%, 07/01/2036 (d)	1,750,000	612,500
5.00%, 07/01/2046 (d)	4,000,000	1,840,000
5.50%, 07/01/2046 (d)	250,000	87,500
5.75%, 07/01/2051 (d)	2,000,000	700,000
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	11,000,000	11,102,395
2.24%, 12/15/2035 (b)	1,000,000	676,909
4.27%, 12/15/2037 (b)	10,050,000	6,120,898
5.18%, 12/15/2038 (b)	5,000,000	2,879,147
4.66%, 12/15/2039 (b)	21,355,000	11,711,817
New York City Municipal Water Finance Authority, 3.95%, 06/15/2048 (a)	8,000,000	8,000,000
New York City Transitional Finance Authority, 4.15%, 11/01/2042 (a)	7,000,000	7,000,000
New York City Water & Sewer System, 4.05%, 06/15/2043 (a)	11,075,000	11,075,000
New York Convention Center Development Corp.
4.26%, 11/15/2035 (b)	8,730,000	5,575,971
3.83%, 11/15/2037 (b)	5,750,000	3,293,903
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	10,844,653
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	6,380,000	6,488,315
New York State Dormitory Authority, 4.00%, 03/15/2038	1,715,000	1,775,609
New York State Mortgage Agency Homeowner Mortgage Revenue, 4.70%, 04/01/2036	1,745,000	1,808,902
New York State Transportation Development Corp., 5.00%, 07/01/2041	5,500,000	5,463,277
New York State Urban Development Corp., 4.00%, 03/15/2037	13,800,000	14,311,369
Newport News Virginia Economic Development Authority, 5.00%, 12/01/2031	3,375,000	3,435,710
Niagara County New York Tobacco Asset Securitization Corp., 5.00%, 05/15/2024	1,760,000	1,761,890
North Texas Tollway Authority, 5.00%, 01/01/2035	1,350,000	1,363,224
Park Creek Metropolitan District, 5.00%, 12/01/2034	1,000,000	1,017,010
Philadelphia Pennsylvania Authority for Industrial Development, 5.00%, 04/01/2032	3,000,000	3,036,292
Port Authority of New York & New Jersey
5.00%, 09/01/2028	2,630,000	2,642,961
4.00%, 09/01/2043	2,970,000	2,888,992
Public Finance Authority, 4.00%, 08/01/2059 (f)	8,500,000	8,397,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.77%, 07/01/2031 (b)	16,249,000	12,293,148
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	3,550,000	3,575,598
Tampa Florida
4.64%, 09/01/2039 (b)	1,100,000	557,148
4.73%, 09/01/2041 (b)	1,280,000	581,976
3.75%, 09/01/2045 (b)	1,850,000	674,037
TerrebonneParish Louisiana, 3.17%, 04/01/2036 (b)	3,045,000	1,962,125
Texas Municipal Gas Acquisition and Supply Corp. II
4.38% (3 mo. Term SOFR + 0.86%), 09/15/2027	12,970,000	12,917,034
4.62% (3 mo. Term SOFR + 1.05%), 09/15/2027	12,670,000	12,675,546
4.19% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	6,655,000	6,515,630
Texas Municipal Power Agency, 3.00%, 09/01/2035	1,630,000	1,547,380
Tobacco Settlement Authority, 5.25%, 06/01/2032	460,000	460,006
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	3,907,084
Tobacco Settlement Financing Corp.
5.00%, 06/01/2035	23,310,000	23,685,326
5.25%, 06/01/2046	5,000,000	5,213,837
TSASC, Inc.
5.00%, 06/01/2030	7,960,000	8,325,391
5.00%, 06/01/2031	1,070,000	1,117,952
Utah Housing Corp.
3.00%, 01/21/2052	5,471,337	4,810,036
4.50%, 06/21/2052	9,120,943	8,962,917
5.00%, 10/21/2052	4,852,548	4,899,888
Vermont Student Assistance Corp., 6.44% (30 day avg SOFR US + 1.00%), 06/02/2042	10,599,308	10,604,843
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	1,230,000	1,227,523
Wilson County Sports Authority, 3.68%, 09/01/2029 (a)	3,410,000	3,410,000
Wisconsin Health & Educational Facilities Authority, 5.00%, 05/01/2027	1,610,000	1,611,357
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)	6,000,000	6,151,821
		729,037,745
TOTAL MUNICIPAL BONDS (Cost $866,126,820)		871,868,586

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%	Shares
First American Government Obligations Fund - Class Z, 5.19%(g)	12,129,750	12,129,750
TOTAL SHORT-TERM INVESTMENTS (Cost $12,129,750)		12,129,750

TOTAL INVESTMENTS - 99.3% (Cost $878,256,570)		$883,998,336
Other Assets in Excess of Liabilities - 0.7%		6,194,923
TOTAL NET ASSETS - 100.0%		$890,193,259

Percentages are stated as a percent of net assets.

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(b)	Zero-coupon bond. The rate shown is the effective yield as of March 31, 2024.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Security is in default and missed all or a portion of its last payment of interest as of the date of this report.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(g)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Municipal Bonds	$–	$871,868,586	$–

Money Market Funds	12,129,750	–	–

Total Investments	$12,129,750	$871,868,586	$–